TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Schedule of trade and other receivables
Trade and other receivables consisted of the following items as of December 31:

	2019	2018	2017

Trade receivables (gross)*	786	716	798
Expected credit losses	(176)	(171)	(169)
Trade receivables (net)	610	545	629

Other receivable, net of expected credit losses allowance	18	32	126
Total trade and other receivables	628	577	755
* Includes contract assets (unbilled receivables), see Note 3 for further details

Schedule of movements in the allowance for expected credit losses
As of December 31, 2019, an allowance for expected credit losses of US$176 (2018: US$171, 2017: US$169) is recorded against trade receivables. See below the movements in the allowance for expected credit losses:

	2019	2018	2017

Balance as of January 1	171	169	160

Adjustment due to new accounting standards	—	14	—
Accruals for expected credit losses	66	47	36
Recoveries	(8)	(17)	(9)
Accounts receivable written off	(31)	(18)	(13)
Reclassification	(24)	—	—
Foreign currency translation adjustment	2	(15)	(4)
Other movements	—	(9)	(1)

Balance as of December 31	176	171	169

Schedule of aging of trade receivables
Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

			Days past due
December 31, 2019	Contract assets	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

Expected loss rate, %	1.1%	1.6%	4.9%	36.5%	86.9%
Trade receivables	38	446	82	52	168	786
Expected credit losses	—	(7)	(4)	(19)	(146)	(176)

Trade receivables, net	38	439	78	33	22	610

			Days past due
December 31, 2018	Contract assets	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

Expected loss rate, %	0.2%	1.2%	9.6%	33.6%	81.5%
Trade receivables	44	389	61	44	178	716
Expected credit losses	(1)	(5)	(6)	(15)	(144)	(171)

Trade receivables, net	43	384	55	29	34	545